Right-of -Use Assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Interest expense on lease liabilities	¥ 9	¥ 7
Short-term leases expenses, charged to cost of revenue	238	201
Short-term leases expenses, charged to operating expenses	26	26
Cash outflow in financing activities	84	63
Principal elements of lease payments	78	56
Interest paid	¥ 6	¥ 7